Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1.	DESCRIPTION OF BUSINESS

HUAHUI EDUCATION GROUP CORPORATION, formerly DUONAS CORP. (“HHEG Nevada” or the “Company”) was incorporated in the State of Nevada on September 19, 2014 to start business operations concerned with production of stylish decorative items made from concrete, such as: different sculptures, candleholders, lamps, tabletops, bookcases, vases of different shapes and forms, decorations for the garden; and subsequent selling thereof.

A change of control took place on November 2, 2017 from Vladyslav Beinars. Control was obtained by the sale of 2,000,000 shares of the Company common stock from Vladyslav Beinars to Zhongpeng Chen, Shuiyu Zhong, Xihan Huang, Meihua Zhuang, Peina Huang, Yanru He, Yin Ao, Zhanpeng Fang, Liming Huang, Chuhong Huang, Xiaodong Du, Qiaohong Xie, Lizhen Huang, Liyu Zhang, Chuhua Chen, Meina Xie, Meiyun Wang, Ning Xie, Lirong Zhang, Chan Li, Qiongju Ou, Xijuan Huang, Yihao Chen, Huilin Chen, Yulan Chen, Yixiong Chen, Qixia Yao, Baoquan Huang, Wei Xiong, Changli Huang and Wu Lin. In connection with the transaction, Vladyslav Beinars released the Company from all debts owed.

Through October 22, 2017, the Company’s primary business activity was production of stylish decorative items made from concrete, such as: different sculptures, candleholders, lamps, tabletops, bookcases, vases of different shapes and forms, decorations for the garden; and subsequent selling thereof. Going forward, the Company’s operations will be determined and structured by the new investor group. As such, at December 31, 2018, the Company accounted for these related assets, liabilities and results of operations up to October 22, 2017 as discontinued operations.

On February 22, 2019, the Company completed the process of redomiciling the Company from Nevada to the Cayman Islands. The Board of Directors has established a wholly-owned subsidiary in the Cayman Islands named HUAHUI EDUCATION GROUP LIMITED (“HHEG Cayman”), and merged the Company into HHEG Cayman. HHEG Cayman is the surviving company. There was no change in the number of outstanding shares of the Company’s Common Stock and that each share of HHEG Nevada Common Stock was converted into one ordinary share of HHEG Cayman.

On July 2, 2019, the Company’s board of directors unanimously approved to modify the Company’s accounting fiscal year end from June 30 to December 31.

On July 3, 2019 (the “Closing Date”), HUAHUI EDUCATION GROUP LIMITED (the “Company”), an exempted company limited by shares under the laws of the Cayman Islands, closed on a share exchange (the “Share Exchange”) with HUAHUI GROUP STOCK LIMITED (“HGSL”), a Seychelles company limited by shares, and HUAHUI GROUP (HK) CO., LIMITED (“HGHK”), a company with limited liability formed under the laws of Hong Kong and a wholly owned subsidiary of HGSL. As a result, HGHK is now a wholly owned subsidiary of the Company. Under the Share Exchange Agreement, on the Closing Date, the Company issued a total of 300,000,000 of its Ordinary Shares to the HGSL Shareholders in exchange for 100% of the common stock of HGSL. After the closing, the HGSL Shareholders own approximately 99.1% of the Company’s outstanding shares and the former shareholders of the Company own approximately 0.9%. Mr. Zihua Wu, the former sole officer and director of the Company, resigned from all positions with the Company immediately before the closing of the Share Exchange and Mr. Junze Zhang was appointed as the Company’s President, Chief Executive Officer, Chief Financial Officer and Secretary, as well as a director. Mr. Zhongpeng Chen also was appointed a director of the Company. As a result of the Share Exchange, HGSL became the wholly-owned subsidiary of the Company and ZHONGDEHUI (SHENZHEN) EDUCATION DEVELOPMENT CO., LIMITED (“ZDSE”), HGSL’s indirect, wholly-owned subsidiary, became the Company’s sole operational business. Consequently, the Company believes that the Share Exchange has caused the Company to cease to be a shell company.

ZDSE was incorporated as a limited company in the Peoples’ Republic of China (the “PRC”) on January 19, 2016. ZDSE is a professional management coaching organization engaged in researching, developing and applying methods for helping individuals to improve their personal and professional leadership skills and effectiveness. ZDSE’s clients consist of executive managers from large scale, small and medium-sized enterprises, as well as professionals and employees in various fields. The Company conducts business in one segment which is the provision of educational services in the PRC.

As of June 30, 2019, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
HGSL	May 17, 2017	N/A	Seychelles	100%	Investment holding
HGCL	May 29, 2017	N/A	Seychelles	100%	Investment holding
HGHK	January 4, 2017	April 20, 2018	Hong Kong	100%	Investment holding
HEMC	March 28, 2017	April 20, 2018	PRC	100%	Investment holding
HSEC	January 5, 2018	May 4, 2018	PRC	100%	Investment holding
ZDSE	January19, 2016	June 27, 2018	PRC	100%	Educational services

1.	DESCRIPTION OF BUSINESS

HUAHUI EDUCATION GROUP CORPORATION, formerly DUONAS CORP. (“HHEG Nevada” or the “Company”) was incorporated in the State of Nevada on September 19, 2014 to start business operations concerned with production of stylish decorative items made from concrete, such as: different sculptures, candleholders, lamps, tabletops, bookcases, vases of different shapes and forms, decorations for the garden; and subsequent selling thereof.

A change of control took place on November 2, 2017 from Vladyslav Beinars. Control was obtained by the sale of 2,000,000 shares of the Company common stock from Vladyslav Beinars to Zhongpeng Chen, Shuiyu Zhong, Xihan Huang, Meihua Zhuang, Peina Huang, Yanru He, Yin Ao, Zhanpeng Fang, Liming Huang, Chuhong Huang, Xiaodong Du, Qiaohong Xie, Lizhen Huang, Liyu Zhang, Chuhua Chen, Meina Xie, Meiyun Wang, Ning Xie, Lirong Zhang, Chan Li, Qiongju Ou, Xijuan Huang, Yihao Chen, Huilin Chen, Yulan Chen, Yixiong Chen, Qixia Yao, Baoquan Huang, Wei Xiong, Changli Huang and Wu Lin. In connection with the transaction, Vladyslav Beinars released the Company from all debts owed.

Through October 22, 2017, the Company’s primary business activity was production of stylish decorative items made from concrete, such as: different sculptures, candleholders, lamps, tabletops, bookcases, vases of different shapes and forms, decorations for the garden; and subsequent selling thereof. Going forward, the Company’s operations will be determined and structured by the new investor group. As such, at December 31, 2018, the Company accounted for these related assets, liabilities and results of operations up to October 22, 2017 as discontinued operations.

On February 22, 2019, the Company completed the process of redomiciling the Company from Nevada to the Cayman Islands. The Board of Directors has established a wholly-owned subsidiary in the Cayman Islands named HUAHUI EDUCATION GROUP LIMITED (“HHEG Cayman”), and merged the Company into HHEG Cayman. HHEG Cayman is the surviving company. There was no change in the number of outstanding shares of the Company’s Common Stock and that each share of HHEG Nevada Common Stock was converted into one ordinary share of HHEG Cayman.

On July 2, 2019, the Company’s board of directors unanimously approved to modify the Company’s accounting fiscal year end from June 30 to December 31.

On July 3, 2019 (the “Closing Date”), HUAHUI EDUCATION GROUP LIMITED (the “Company”), an exempted company limited by shares under the laws of the Cayman Islands, closed on a share exchange (the “Share Exchange”) with HUAHUI GROUP STOCK LIMITED (“HGSL”), a Seychelles company limited by shares, and HUAHUI GROUP (HK) CO., LIMITED (“HGHK”), a company with limited liability formed under the laws of Hong Kong and a wholly owned subsidiary of HGSL. As a result, HGHK is now a wholly owned subsidiary of the Company. Under the Share Exchange Agreement, on the Closing Date, the Company issued a total of 300,000,000 of its Ordinary Shares to the HGSL Shareholders in exchange for 100% of the common stock of HGSL. After the closing, the HGSL Shareholders own approximately 99.1% of the Company’s outstanding shares and the former shareholders of the Company own approximately 0.9%. Mr. Zihua Wu, the former sole officer and director of the Company, resigned from all positions with the Company immediately before the closing of the Share Exchange and Mr. Junze Zhang was appointed as the Company’s President, Chief Executive Officer, Chief Financial Officer and Secretary, as well as a director. Mr. Zhongpeng Chen also was appointed a director of the Company. As a result of the Share Exchange, HGSL became the wholly-owned subsidiary of the Company and ZHONGDEHUI (SHENZHEN) EDUCATION DEVELOPMENT CO., LIMITED (“ZDSE”), HGSL’s indirect, wholly-owned subsidiary, became the Company’s sole operational business. Consequently, the Company believes that the Share Exchange has caused the Company to cease to be a shell company.

ZDSE was incorporated as a limited company in the Peoples’ Republic of China (the “PRC”) on January 19, 2016. ZDSE is a professional management coaching organization engaged in researching, developing and applying methods for helping individuals to improve their personal and professional leadership skills and effectiveness. ZDSE’s clients consist of executive managers from large scale, small and medium-sized enterprises, as well as professionals and employees in various fields. The Company conducts business in one segment which is the provision of educational services in the PRC.

As of December 31, 2018, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
HGSL	May 17, 2017	N/A	Seychelles	100%	Investment holding
HGCL	May 29, 2017	N/A	Seychelles	100%	Investment holding
HGHK	January 4, 2017	April 20, 2018	Hong Kong	100%	Investment holding
HEMC	March 28, 2017	April 20, 2018	PRC	100%	Investment holding
HSEC	January 5, 2018	May 4, 2018	PRC	100%	Investment holding
ZDSE	January19, 2016	June 27, 2018	PRC	100%	Educational services